OPTIONS AND NONVESTED SHARES - Summary of restricted share units - Additional Information (Details) - Restricted share units - shares	12 Months Ended
	Dec. 31, 2019	May 10, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issaunce		1,650,000
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Minimum [Member] | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Maximum [Member] | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years